UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21290

Neiman Funds

(Exact name of registrant as specified in charter)

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Address of principal executive offices)

                    (Zip code)

Harvey Neiman

6325 La Valle Plateada, PO Box 205, Rancho Santa Fe, CA 92067

(Name and address of agent for service)

Registrant's telephone number, including area code: (858) 488-3839

Date of fiscal year end: March 31

Date of reporting period: September 30, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Neiman Large Cap Value Fund

SEMI-ANNUAL REPORT

September 30, 2007

NEIMAN LARGE CAP VALUE FUND  (Unaudited)

Neiman Large Cap Value Fund

by Sectors (as a percentage of Net Assets)

(Unaudited)

PERFORMANCE INFORMATION

AVERAGE ANNUAL TOTAL RATE OF RETURN (%) FOR THE PERIODS ENDED SEPTEMBER 30, 2007.

9/30/07 NAV $22.55

                                    Since

                                                            1 Year(A)                 3 Year(A)                  Inception(A)

Neiman Large Cap Value Fund           16.19%

      11.43%

             9.01%

S&P 500(B)

            16.44%

                  13.15%                  16.03%

(A) 1 Year, 3 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The Inception date of the Neiman Large Cap Value Fund was April 1, 2003.

(B) The S&P 500 is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2007 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on March 31, 2007 and held through September 30, 2007.

The first line of the table below  provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. You may use this information to compare the ongoing costs of  investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                       Expenses Paid

                                                                     Beginning                    Ending                    During the Period*

                                                                  Account Value          Account Value               March 31, 2007 to

                                                     March 31, 2007      September 30, 2007         September 30, 2007

Actual                                   $1,000.00                  $1,060.73                             $9.02

Hypothetical                          $1,000.00                  $1,016.25                             $8.82

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by  the average account value over the period, multiplied by 183/366.

2007 Semi-Annual Report  2

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Canned, Frozen & Preservd Fruit, Veg & Food Specialties
2,000	HJ Heinz Co.	$ 92,400	2.65%

Cigarettes
1,600	Reynolds American Inc. *	101,744	2.92%

Construction Machinery & Equipment
2,000	Caterpillar, Inc. *	156,860	4.50%

Crude Petroleum & Natural Gas
2,000	Apache Corp. *	180,120
2,400	Chesapeake Energy Corp. *	84,624
1,600	EnCana Corp. * **	98,960
		363,704	10.44%

Drilling Oil & Gas Wells
1,000	GlobalSantaFe Corp. *	76,020	2.18%

Electric & Other Services
800	Exelon Corp.	60,288	1.73%

Electric Services
2,000	American Electric Power Co. Inc. *	92,160
1,800	Constellation Energy Group, Inc. *	154,422
500	Entergy Corp.	54,145
2,000	Southern Co. *	72,560
		373,287	10.71%

Electronic & Other Electrical
2,400	General Electric Co.	99,360	2.85%

Fire, Marine & Casualty Insurance
2,000	The Chubb Corporation *	107,280	3.08%

Food and Kindred Products
968	Kraft Foods Inc.	33,406	0.96%

Insurance Agents, Brokers & Service
1,000	Hartford Financial Services Group Inc.	92,550	2.66%

Metal Mining
1,600	Southern Copper Corp. *	198,128	5.68%

Motor Vehicle Parts & Accessories
1,000	Honeywell International Inc.	59,470	1.71%

Petroleum Refining
1,800	Chevron Corp. *	168,444
1,500	Exxon Mobil Corp. *	138,840
2,000	Marathon Oil Corp.	114,040
1,800	Valero Energy Corp. *	120,924
		542,248	15.56%

Pharmaceutical Preparations
2,600	Wyeth *	115,830	3.32%

Plastic Material, Synth Resin/Rubber, Cellulos (No Glass)
1,600	duPont (E.I) deNemours & Co. *	79,296	2.28%

Radiotelephone Communications
2,400	Norfolk Southern Corp. *	124,584	3.57%

Retail - Department Stores
2,000	Macy's, Inc.	64,640	1.85%

Retail - Eating Places
2,000	McDonald's Corp. *	108,940	3.13%

Retail - Lumber & Other
2,000	The Home Depot, Inc. *	64,880	1.86%

* Portion or all of the Security is pledged as collateral for call options written.

** ADR - American Depository Receipt.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  3

Neiman Large Cap Value Fund

		Schedule of Investments
		September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

COMMON STOCKS

Tobacco Products
1,400	Altria Group Inc.	97,342	2.81%

Total for Common Stocks (Cost $2,847,857)		3,012,257	86.43%

Cash Equivalents
591,732	AIM Liquid Assets Rate 5.27% ***	591,732	17.00%
Total for Cash Equivalents (Cost $591,732)

	Total Investments	3,603,989	103.41%
	(Identified Cost $3,439,589)

	Liabilities in Excess of Other Assets	(118,727)	-3.41%

	Net Assets	$ 3,485,262	100.00%

*** Variable Rate Security; The Yield Rate shown represents

the rate at September 30, 2007.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  4

Neiman Large Cap Value Fund

	Schedule of Written Options
	September 30, 2007 (Unaudited)
Underlying Security	Shares Subject	Fair Value
Expiration Date/Exercise Price	to Call

American Electric Power Co. Inc.
January 2008 Calls @ 50.00	1,000	$ 950

Apache Corp.
October 2007 Calls @ 75.00	1,000	15,400
January 2008 Calls @ 90.00	1,000	6,100
		21,500

Caterpillar, Inc.
November 2007 Calls @ 85.00	2,000	2,020

Chesapeake Energy Corp.
January 2008 Calls @ 37.50	1,000	1,560
January 2008 Calls @ 40.00	1,000	720
		2,280

Chevron Corp.
January 2008 Calls @ 100.00	900	2,160
March 2008 Calls @ 105.00	900	2,160
		4,320

The Chubb Corporation
January 2008 Calls @ 55.00	2,000	4,200

Constellation Energy Group, Inc.
January 2008 Calls @ 95.00	900	1,665
April 2008 Calls @ 100.00	900	1,980
		3,645

duPont (E.I) deNemours & Co.
January 2008 Calls @ 55.00	1,600	880

EnCana Corp.
October 2007 Calls @ 65.00	800	480
January 2008 Calls @ 70.00	800	1,048
		1,528

Exxon Mobil Corp.
October 2007 Calls @ 85.00	1,000	8,100

GlobalSantaFe Corp.
October 2007 Calls @ 75.00	1,000	3,500

The Home Depot, Inc.
November 2007 Calls @ 40.00	2,000	180

McDonald's Corp.
January 2008 Calls @ 50.00	2,000	10,400

Norfolk Southern Corp.
January 2008 Calls @ 55.00	1,200	2,832
March 2008 Calls @ 60.00	1,200	1,992
		4,824

Reynolds American Inc.
November 2007 Calls @ 65.00	1,000	1,450

Southern Co.
January 2008 Calls @ 35.00	1,000	2,450

Southern Copper Corp.
December 2007 Calls @ 100.00	1,600	44,800

Valero Energy Corp.
January 2008 Calls @ 75.00	900	2,070
January 2008 Calls @ 80.00	900	1,035
		3,105

Wyeth
January 2008 Calls @ 50.00	1,300	1,235
April 2008 Calls @ 50.00	1,300	2,080
		3,315

Total (Premiums Received $75,579)		$ 123,447

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  5

Neiman Large Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2007

Assets:
Investment Securities at Market Value	$ 3,603,989
(Cost $3,439,589)
Receivables:
Dividends and Interest	9,915
Receivable from Adviser	15,388
Prepaid Expenses	1,169
Total Assets	3,630,461
Liabilities
Covered Call Options Written (Premiums Received $75,579)	123,447
Accrued Fund Accounting and Transfer Agency Fees	974
Other Accrued Expenses	20,778
Total Liabilities	145,199
Net Assets	$ 3,485,262
Net Assets Consist of:
Paid In Capital	3,210,157
Accumulated Undistributed Net Investment Income (Loss)	(27,673)
Realized Gain (Loss) on Investments and Options Written - Net	186,246
Unrealized Appreciation (Depreciation) in Value
of Investments and Options Written Based on Identified Cost - Net	116,532
Net Assets, for 154,539 Shares Outstanding	$ 3,485,262
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($3,485,262/154,539 shares)	$ 22.55

Statement of Operations (Unaudited)
For the six months ended September 30, 2007
Investment Income:
Dividends	$ 30,147
Interest	17,281
Total Investment Income	47,428
Expenses:
Investment adviser fees	15,707
Administration fees	12,034
Transfer agent fees & accounting fees	8,424
Legal fees	6,469
Audit fees	6,896
Custody fees	2,106
Printing and postage expense	728
Trustees fees	1,504
Miscellaneous expense	1,830
Registration expense	1,180
Insurance expense	326
Total Expenses	57,204
Less:
Expense Waiver / Expense Reimbursement	(29,716)
Net Expenses	27,488
Net Investment Income	19,940

Realized and Unrealized Gain (Loss) on Investments & Options:
Realized Gain (Loss) on Investments	162,763
Realized Gain (Loss) on Options	(24,147)
Change In Unrealized Appreciation on Investments	67,612
Change In Unrealized Depreciation on Options	(41,776)
Net Realized and Unrealized Gain (Loss) on Investments & Options	164,452

Net Increase (Decrease) in Net Assets from Operations	$ 184,392

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  6

Neiman Large Cap Value Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2007	4/1/2006
	to	to
	9/30/2007	3/31/2007
From Operations:
Net Investment Income	$ 19,940	$ 23,865
Net Realized Gain on Investments	162,763	196,240
Net Realized Gain on Options	(24,147)	72,928
Change in Net Unrealized Appreciation (Depreciation)
of Investments and Options	25,836	26,198
Increase in Net Assets from Operations	184,392	319,231
From Distributions to Shareholders:
Net Investment Income	(6,352)	(22,380)
Net Realized Gain from Security Transactions	(119,681)	(172,705)
Change in Net Assets from Distributions	(126,033)	(195,085)
From Capital Share Transactions:
Proceeds From Sale of Shares	522,622	509,477
Shares Issued on Reinvestment of Dividends	103,406	149,577
Cost of Shares Redeemed	(45,334)	(45,757)
Net Increase (Decrease) from Shareholder Activity	580,694	613,297

Net Increase (Decrease) in Net Assets	639,053	737,443

Net Assets at Beginning of Period	2,846,209	2,108,766
Net Assets at End of Period (Including Accumulated	$ 3,485,262	$ 2,846,209
Undistributed Net Investment Income of $95,360 and $6,358)

Share Transactions:
Issued	23,538	23,018
Reinvested	4,639	6,931
Redeemed	(2,028)	(1,993)
Net Increase (Decrease) in Shares	26,149	27,956
Shares Outstanding at Beginning of Period	128,390	100,434
Shares Outstanding at End of Period	154,539	128,390

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2007	4/1/2006	4/1/2005	4/1/2004	4/1/2003*
throughout the period:	to	to	to	to	to
	9/30/2007	3/31/2007	3/31/2006	3/31/2005	3/31/2004
Net Asset Value -
Beginning of Period	$ 22.17	$ 21.00	$ 20.65	$ 20.96	$ 20.00
Net Investment Income ***	0.14	0.23	0.26	0.17	0.17
Net Gains or Losses on Securities
(realized and unrealized)	1.21	2.88	1.55	0.80	0.90
Total from Investment Operations	1.35	3.11	1.81	0.97	1.07

Distributions (From Net Investment Income)	(0.05)	(0.22)	(0.26)	(0.16)	(0.11)
Distributions (From Capital Gains)	(0.92)	(1.72)	(1.20)	(1.12)	0.00
Total Distributions	(0.97)	(1.94)	(1.46)	(1.28)	(0.11)

Net Asset Value -
End of Period	$ 22.55	$ 22.17	$ 21.00	$ 20.65	$ 20.96
Total Return ****	6.13%	15.18%	9.19%	4.82%	5.36%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	3,485	2,846	2,109	2,229	1,884

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	3.64%	4.46%	5.69%	5.76%	7.25%
Ratio of Net Investment Loss to Average Net Assets	-0.62%	-1.65%	-2.67%	-3.14%	-4.69%
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.27%	1.06%	1.27%	0.87%	0.81%

Portfolio Turnover Rate	54.46%	116.86%	79.81%	95.23%	215.61%

* Commencement of Operations.
*** Based on Average Shares Outstanding.
**** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these

financial statements.

2007 Semi-Annual Report  7

NOTES TO THE FINANCIAL STATEMENTS

NEIMAN LARGE CAP VALUE FUND

September 30, 2007

(UNAUDITED)

1.) ORGANIZATION:

Neiman Large Cap Value Fund (the "Fund") is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. Neiman Capital Management, LLC is the adviser to the Fund (the "Adviser").  The Fund commenced operations on April 1, 2003. The Fund's primary investment objective is to seek long-term capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

OPTION WRITING:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on

2007 Semi-Annual Report  8

Notes to the Financial Statements  (Unaudited) – continued

effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

FEDERAL INCOME TAXES:
The Fund’s policy is to continue to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, these positions have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the finacial statements.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds based on each fund’s relative net assets, or split between all funds within the Trust, or another appropriate basis (as determined by the Board).

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT
The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.

The annual management fee is 1.00% of the Fund’s average daily net assets. For the six months ended September 30, 2007, the Adviser earned management fees totaling $15,707 before the waiver of management fees and reimbursement of expenses described below.  The Adviser has agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, indirect expenses (such as expenses of other investment companies in which the Fund invests) and extraordinary expenses) at 1.75% of the Fund’s average daily net assets through July 31, 2010. For the six months ended September 30, 2007, the Adviser waived fees and/or reimbursed expenses totaling $29,716 to the Fund. Certain officers and directors of the Adviser are also officers and/or Trustees of the Trust.

2007 Semi-Annual Report  9

Notes to the Financial Statements  (Unaudited) - continued

4.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2007 was $3,210,157, representing 154,539 shares outstanding.

5.) INVESTMENT TRANSACTIONS

For the year ended September 30, 2007, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,695,304 and $1,412,251 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2007 was $3,439,589, and premiums received from options written was $75,579.

At September 30, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in written options) on a tax basis was as follows:

        Appreciation                 (Depreciation)               Net Appreciation (Depreciation)

           $247,462                     ($130,930)                                 $116,532

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2007, Harvey Neiman, President and Trustee of the Trust, and related parties beneficially owned, in the aggregate, 54.20% of the Fund, and therefore may be deemed to control the Fund.

7.) WRITTEN OPTIONS

As of September 30, 2007, Fund portfolio securities valued at $2,063,718 were held by the Fund as collateral for options written by the Fund.

Transactions in written options during the year ended September 30, 2007 were as follows:

Number of

Premiums

 Contracts

 Received

Options outstanding at March 31, 2007

          329

   $53,993

Options written

          282

   $69,018

Options terminated in closing purchase transactions

            (8)

               ($1,232)

Options expired

          (63)

   ($9,242)

Options exercised

         (218)

 ($36,958)

Options outstanding at September 30, 2007

                      322

              $75,579

8.) DISTRIBUTIONS TO SHAREHOLDERS

There were distributions paid on June 28, 2007 of which $0.0487 per share was paid from net investment income,   $0.5525 per share was paid from long-term capital gains and $0.3651 per share was paid from short-term capital gains.

The tax character of distributions was as follows:

Distributions paid from:

                                               Six Months ended               Year ended

                                             September 30, 2007          March 31, 2007

            Ordinary Income:                                                    $      6,352                     $   22,380

Short-term Capital Gain:                                                47,619                        128,875

Long-term Capital Gain:                                                 72,062                         43,830

                                                                              $  126,033                   $  195,085

There were no differences between book basis and tax basis of investments.

2007 Semi-Annual Report  10

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Large Cap Value Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 1.  Reports to Stockholders.

Neiman Fusion Fund

SEMI-ANNUAL REPORT

September 30, 2007

Neiman Fusion Fund

by Sectors (as a percentage of Net Assets)

Unaudited

PERFORMANCE INFORMATION

TOTAL RETURN (%) FOR THE PERIOD ENDED SEPTEMBER 30, 2007.

9/30/07 NAV $10.47

Total Return

                                                                     Since Inception(A)

Neiman Fusion Fund

    6.41%

Russell 3000® Index(B)

    8.77%

(A) Total Retun Since Inception includes change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Neiman Fusion Fund was January 1, 2007.

(B) The Russell 3000® Index offers investors access to the broad U.S. equity universe representing approximately 98% of the U.S. market. The Russell 3000 is constructed to provide a comprehensive, unbiased, and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are reflected.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.  CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-877-385-2720.

2007 Semi-Annual Report  1

Availability of Quarterly Schedule of Investments (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC's Web site at http://www.sec.gov.  Each Form N-Q filed by the Fund may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

Neiman Capital Management, LLC, the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.neimanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number (1-877-385-2720). This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

Shareholders of this Fund incur ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds.  The example is based on an investment of $1,000 invested in the Fund on March 31, 2007 and held through September 30, 2007.

The first line of the table below provides information about actual account values and actual expenses. To estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period.  You may use this information to compare the ongoing costs of investing in this Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

                                                                                                                                     Expenses Paid

                                                                    Beginning                   Ending                    During the Period*

                                                                Account Value          Account Value               March 31, 2007 to

                                                   March 31, 2007     September 30, 2007         September 30, 2007

Actual                                   $1,000.00                 $1,051.20                             $7.69

Hypothetical                         $1,000.00                  $1,017.50                             $7.57

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the partial year period).

2007 Semi-Annual Report  2

Neiman Fusion Fund

	Schedule of Investments
	September 30, 2007 (Unaudited)
Shares/Principal Amount		Market Value	% of Net Assets

EXCHANGE TRADED FUNDS

7,860	CurrencyShares Canadian Dollar Trust	$ 793,388
5,700	CurrencyShares Euro Trust	815,442
5,640	iShares Dow Jones US Oil Equipment Index	359,663
5,200	Market Vectors Steel ETF	415,428
8,475	SPDR S&P Metals & Mining	540,281
13,230	Vanguard Consumer Discretionary ETF	791,816
9,000	Vanguard Emerging Markets Stock ETF	934,020
8,017	Vanguard Energy ETF	871,127
12,695	Vanguard Financials ETF	772,872
10,759	Vanguard Industrials ETF	828,550
9,785	Vanguard Materials ETF	860,493
13,521	Vanguard Mid-Cap Value ETF	789,221
11,018	Vanguard Small-Cap ETF	800,678
11,000	Vanguard Small Cap Growth ETF	815,320
9,795	Vanguard Telecommunication Services ETF	813,671
9,549	Vanguard Utilities ETF	792,662
23,500	WisdomTree International Basic Materials	932,245
28,900	WisdomTree International Financial	842,146
25,000	WisdomTree International Industrial	856,250
17,000	WisdomTree International Real Estate	900,490
26,000	WisdomTree International Utilities	853,580
Total for Exchange Traded Funds (Cost - $15,588,909)		16,379,343	97.16%

Cash Equivalents
3,908	AIM Liquid Assets Rate 5.27% **	450,887	2.68%
Total for Cash Equivalents (Cost $450,887)

	Total Investments	16,830,230	99.84%
	(Identified Cost - $16,039,796)

	Other Assets in Excess of Liabilities	27,160	0.16%

	Net Assets	$ 16,857,390	100.00%

* Non-Income Producing Securities.

** Variable Rate Security; The Yield  Rate shown represents the rate at September 30, 2007.

The accompanying notes are an integral part of the

financial statements.

2007 Semi-Annual Report  3

Neiman Fusion Fund

Statement of Assets and Liabilities (Unaudited)
September 30, 2007

Assets:
Investment Securities at Market Value	$ 16,830,230
(Cost $16,039,796)
Receivables:
Receivable for Fund Securities Sold	35,298
Dividends and Interest	20,305
Prepaid Expenses	6,950
Total Assets	16,892,783
Liabilities
Payable for Shareholder Redemptions	1,610
Other Accrued Expenses	33,783
Total Liabilities	35,393
Net Assets	$ 16,857,390
Net Assets Consist of:
Paid In Capital	16,995,644
Accumulated Undistributed Net Investment Income	78,987
Accumulated Realized Gain (Loss) on Investments - Net	(1,007,675)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	790,434
Net Assets, for 1,609,843 Shares Outstanding	$ 16,857,390
(Unlimited number of shares authorized)
Net Asset Value, Offering and Redemption Price
Per Share ($16,857,390/1,609,843 shares)	$ 10.47

Statement of Operations (Unaudited)
For the six months ended September 30, 2007

Investment Income:
Dividends	$ 110,878
Interest	53,072
Total Investment Income	163,950
Expenses:
Investment adviser fees	62,456
Administration fees	12,034
Transfer agent fees & accounting	11,726
Legal fees	6,305
Audit fees	8,302
Custody fees	2,106
Printing and postage expense	728
Trustees fees	1,504
Registration expense	5,012
Miscellaneous expense	2,124
Total Expenses	112,297
Less:
Expense Waiver / Expense Reimbursement	(27,130)
Net Expenses	85,167
Net Investment Income	78,783

Realized and Unrealized Gain (Loss) on Investments:
Realized (Loss) on Investments	(1,007,675)
Change In Unrealized Appreciation on Investments	791,071
Net Realized and Unrealized Gain (Loss) on Investments	(216,604)

Net Decrease in Net Assets from Operations	$ (137,821)

The accompanying notes are an integral part of the

financial statements.

2007 Semi-Annual Report  4

Neiman Fusion Fund

Statement of Changes in Net Assets	(Unaudited)
	4/1/2007		1/1/2007*
	to		to
	9/30/2007		3/31/2007
From Operations:
Net Investment Income	$ 78,783		$ 204
Net Realized Loss on Investments	(1,007,675)		0
Change in Net Unrealized Depreciation	791,071		(637)
Decrease in Net Assets from Operations	(137,821)		(433)
From Distributions to Shareholders:
Net Investment Income	0		0
Net Realized Gain from Security Transactions	0		0
Change in Net Assets from Distributions	0		0
From Capital Share Transactions:
Proceeds From Sale of Shares	19,373,110		100,241
Shares Issued on Reinvestment of Dividends	0		0
Cost of Shares Redeemed	(2,477,707)		0
Net Increase from Shareholder Activity	16,895,403		100,241

Net Increase in Net Assets	16,757,582		99,808

Net Assets at Beginning of Period	99,808		0
Net Assets at End of Period	$ 16,857,390		$ 99,808

Share Transactions:
Issued	1,840,457		10,024
Reinvested	-		-
Redeemed	(240,638)		-
Net Increase in Shares	1,599,819		10,024
Shares Outstanding at Beginning of Period	10,024		-
Shares Outstanding at End of Period (Including Accumulated	1,609,843		10,024
Undistributed Net Investment Income of $78,987 and $204)

Financial Highlights	(Unaudited)
Selected data for a share outstanding throughout the period:	4/1/2007		1/1/2007*
	to		to
	9/30/2007		3/31/2007
Net Asset Value -
Beginning of Period	$ 9.96		$ 10.00
Net Investment Income ****	0.07		0.02
Net Gains or Losses on Securities
(realized and unrealized)	0.44		(0.06)
Total from Investment Operations	0.51		(0.04)

Distributions (From Net Investment Income)	0.00		0.00
Distributions (From Capital Gains)	0.00		0.00
Total Distributions	0.00		0.00

Net Asset Value -
End of Period	$ 10.47		$ 9.96
Total Return *****	5.12%	***	(0.40)%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	16,857		100

Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.96%	**	119.91%	**
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.91%	**	-117.66%	**
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	**
Ratio of Net Investment Income to Average Net Assets	1.37%	**	0.83%	**

Portfolio Turnover Rate	102.38%	***	0.00%	***

* Commencement of operations. ** Annualized. *** Not Annualized.
**** Based on Average Shares Outstanding .
***** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of the

financial statements.

2007 Semi-Annual Report  5

NOTES TO FINANCIAL STATEMENTS

NEIMAN FUSION FUND

September 30, 2007

(UNAUDITED)

1.) ORGANIZATION:

Neiman Fusion Fund (the "Fund"), is a non-diversified series of the Neiman Funds (the "Trust"), an open-end management investment company.  The Trust was organized in Ohio as a business trust on January 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund is one of two series authorized by the Trust. The Fund commenced operations on January 1, 2007. The Fund's primary investment objective is to seek capital appreciation. Significant accounting policies of the Fund are presented below:

2.) SIGNIFICANT ACCOUNTING POLICIES:

SECURITY VALUATION:

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements."  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of September 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

2007 Semi-Annual Report  6

Notes to the Financial Statements (Unaudited) - continued

FEDERAL INCOME TAXES:
The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.  It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 - Accounting for Uncertainty in Income Taxes, that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund has evaluated its current tax positions and does not believe the adoption of FIN 48 has an impact on the financial statements.

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

USE OF ESTIMATES:
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

EXPENSES:
Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds based on each fund’s relative net assets, or split between all funds within the Trust, or another appropriate basis (as determined by the Board).

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on securities purchases are amortized over the lives of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an Investment Advisory Agreement with Neiman Capital Management, LLC  (the "Adviser").  Under the terms of the Investment Advisory Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Investment Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust. The Adviser receives an annual investment management fee from the Fund of 1.10% of the average daily net assets of the Fund. For the six months ended September 30, 2007, the Adviser earned management fees totaling $62,456 before the waiver of management fees and reimbursement of expenses described below.

The Adviser has engaged WESPAC Advisors, LLC (“WESPAC” or the “Sub-Advisor”) to act as the investment sub-advisor of the Fund. The Adviser pays WESPAC compensation at the annual rate of 0.75% of the Fund’s average daily assets.

The Adviser and the Sub-Advisor have agreed to waive management and sub-advisory fees, respectively, on a pro rata basis and the Sub-Advisor has agreed to reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses, and any indirect expenses, such as expenses incurred by other investment companies in which the Fund invests) at 1.50% of the Fund’s average daily net assets through December 31, 2009. In addition, WESPAC has agreed to waive an additional 0.20% of its full

2007 Semi-Annual Report  7

Notes to the Financial Statements (Unaudited)  - continued

sub-advisory fee of 0.75% of the average daily net assts of the Fund through December 31, 2009. For the six months ended September 30, 2007 the Adviser and Sub-Adviser waived fees totalling $27,130.

4.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid in capital at September 30, 2007 was $16,995,644 representing 1,609,843 shares outstanding.

5.) INVESTMENT TRANSACTIONS

For the six months ended September 30, 2007 purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $26,737,946 and $10,230,247 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of securities owned at September 30, 2007 was $16,039,796. At September 30, 2007, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments was as follows:

     Appreciation                 (Depreciation)               Net Appreciation (Depreciation)
        $953,194                      ($162,760)                                ($790,434)

There were no differences between book basis and tax basis of investments.

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2007, Charles Schwab & Co. Inc. held for the benefit of others, in the aggregate, 100% of the Fund and therefore may be deemed to control the Fund.

7.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six months ended September 30, 2007 and the period January 1, 2007 (commencement of operations) through March 31, 2007.

2007 Semi-Annual Report  8

This page intentionally left blank.

2007 Semi-Annual Report  9

Board of Trustees

Darla Clark

Suzanne Cowan Dimeff

Luke Fairfield

Daniel Neiman

Harvey Neiman

Investment Adviser

Neiman Capital Management, LLC

6325 La Valle Plateada

P.O. Box 205

Rancho Santa Fe, CA 92067

Investment Sub-Adviser

WESPAC ADVISORS, LLC

2001 Broadway

2nd Floor

Oakland, CA  94612

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Dr., Ste 400

Broadview Hts, OH 44147

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Fund Administrator

Premier Fund Solutions Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Ste 1100

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Neiman Fusion Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.   Not applicable.

Item 3. Audit Committee Financial Expert.   Not applicable.

Item 4. Principal Accountant Fees and Services.   Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)

The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

 (a)(1)

Code of Ethics. Not applicable.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neiman Funds

By: /s/ Harvey Neiman

Harvey Neiman

President

Date:             12/07/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Harvey Neiman

Harvey Neiman

President

Date:             12/07/2007

By: /s/ Daniel Neiman

Daniel Neiman

Chief Financial Officer

Date:                12/6/07